Employee Benefit Plans (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Contribution made by the entity under the 401(k) Plan	$ 333	$ 40,000
Future NRG Sdn. Bhd. [Member]
Defined Benefit Plan Disclosure [Line Items]
Contribution made by the entity under the 401(k) Plan	11,706	10,619
Compensation and Benefits Trust	97,826	86,105
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Contribution made by the entity under the pension plan	500	$ 51,000
Statutorily prescribed annual limit of contributions made by an employee before attaining age of 50 years	$ 23,500
Specified age limit of employees for calculation of statutorily prescribed annual limit of contribution	50 years
Statutorily prescribed annual limit of contributions made by an employee after attaining age of 50 years	$ 31,000
Four Hundred And One K Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Matching contribution by employer as a percentage of the employee's deferral	100.00%
Matching contribution by employer as a percentage of U.S. employee's qualifying compensation	6.00%